Restructuring and Other - Severance Liability Rollforward (Details) - USD ($) $ in Millions		3 Months Ended		6 Months Ended				12 Months Ended
		Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024		Sep. 30, 2023		Mar. 31, 2024		Mar. 31, 2023		Mar. 31, 2022
Restructuring Cost and Reserve [Line Items]
Beginning balance						$ 3.7		$ 3.7		$ 0.8		$ 3.9
Accruals								27.5		10.8		2.8
Severance payments								(11.9)		(7.9)		(5.9)
Ending Balance								19.3		3.7		0.8
Restructuring and Other Severance Liability
Remaining severance liability, expected to be paid in next 12 months		$ 7.4		$ 7.4
Amount included in restructuring and other		4.6	$ 0.0	4.6		0.5		7.7	[1]	4.2	[1]	0.0	[1]
Severance liability
Restructuring and Other Severance Liability
Beginning balance				19.3		3.7		3.7
Accruals				(0.5)		3.0
Severance payments				(11.4)		(5.1)
Ending balance		7.4	1.6	7.4		1.6		19.3		3.7
Starz Business of Lions Gate Entertainment Corp
Restructuring Cost and Reserve [Line Items]
Beginning balance				1.6		2.2		2.2		0.7		1.8
Accruals				0.4		1.5		5.4		4.2		1.8
Severance payments				(1.2)		(1.6)		(6.0)		(2.7)		(2.9)
Ending Balance		$ 0.8	$ 2.1	0.8		2.1		1.6		2.2		0.7
Restructuring and Other Severance Liability
Amount included in restructuring and other	[1]			$ 0.3	[2]	$ 0.9	[2]	$ 1.4		$ 0.0		$ 0.0

[1]	Represents share-based compensation expense included in restructuring and other expenses reflecting the impact of the acceleration of vesting schedules for equity awards pursuant to certain severance arrangements.
[2]	Represents the impact of the acceleration of vesting schedules for equity awards pursuant to certain severance arrangements.